LEASES	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
LEASES
NOTE 19 – LEASES

The Group leases the following assets (as a lessee) (see also notes 2(o) and 3):

(1)
Buildings: The Group leases its headquarter facilities in Rosh Ha-ayin, Israel, with a total of approximately 51,177 gross square meters (including parking lots). The lease term is until the end of 2024. The rental payments are linked to the Israeli CPI.

The Group also leases call centers, retail stores and service centers. The leases for each site have different lengths and specific terms. The lease agreements are for periods of two to ten years. The Group has options to extend some lease contract periods for up to twenty years (including the original lease periods). Substantially all of the rental payments are linked to the Israeli CPI and a few are linked to the dollar. Some of the extension options include an increase of the lease payment in a range of 2%-10%.

(2)
Cell sites: Lease agreements in respect of cell sites and switching stations throughout Israel are for periods of two to ten years. The Company has an option to extend some of the lease contract periods for up to ten years (including the original lease periods). Substantially all of the rental payments are linked to the Israeli CPI and a few are linked to the dollar. Some of the extension options include an increase of the lease payment mostly in a range of 2%-10%. During 2018 and 2019 significant portion of cell sites were assigned to PHI.

(3)	Vehicles: The Group leases vehicles are for periods of up to three years. The rental payments are linked to the Israeli CPI.

The extension options are negotiated by management to provide flexibility in managing the leased asset portfolio and align with the Group's business needs. Management exercised judgment and generally determined that the extension options are reasonably certain to be exercised. Generally, the Group's obligations under its leases are secured by the lessor's title to the leased assets. Set out below are the carrying amounts of right of use assets and lease liabilities recognized and the movements during the year:

	New Israeli Shekels in millions
	Lease right of use asset			Lease liability
	Buildings	Cell sites	Vehicles
Balance as at January 1, 2019	252	362	42	683
Amortization charges	(41)	(78)	(27)
Accretion of interest				20
Non-cash movements	11	46	15	73
Lease payments (principal) cash outflow				(139)
Lease payments (interest) cash outflow				(20)
Balance as at December 31, 2019	222	330	30	617

Current				131
Non-Current	222	330	30	486

In 2017 and 2018 rent expenses in amounts of NIS 178 million and NIS 169 million respectively were recorded according to the previous accounting policy under IAS 17.

See note 6(a)(4) for maturity analysis of undiscounted lease liability as of December 31, 2019.

Non-cancelable minimum operating lease rentals (undiscounted) in respect of the Company's leases were payable including option periods which are reasonably certain in previous years according to the previous accounting policy under IAS 17:

New Israeli Shekels
December 31, 2018
In millions
2019	76
2020-2021	114
2022-2023	87
2024-2025	51
2026-2027	18
2028 and thereafter	26
372

New Israeli Shekels
December 31, 2017
In millions
2018	158
2019	100
2020	77
2021	59
2022-2023	100
2024-2025	52
2026-2027	13
2028 and thereafter	19
578